Pension and Other Postretirement Benefit Plans - Summary of change in Plan Assets Valued Using Significant Unobservable Inputs (level 3) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Ending balance	$ 342,482	$ 334,701
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Ending balance	21,714	19,488
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	19,488	17,755
Contributions	282	265
Net distributions	(282)	(265)
Advisory fee	(220)	(200)
Net investment income	1,045	961
Change in unrealized gain (loss)	1,382	936
Net realized gain (loss)	19	36
Ending balance	$ 21,714	$ 19,488